Revenue Direct Financing Leases (Details) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended
	Apr. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vessel	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Dec. 31, 2020 vessel	Mar. 27, 2020 USD ($)	Jan. 07, 2020 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Gain on commencement of sales-type lease (note 3)		$ 0		$ 0	$ 0	$ 44,943
Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year		16,100			16,100
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years		64,000			64,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years		64,300			64,300
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years		64,200			64,200
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year One		64,200			64,200
Sales-Type and Direct Financing Lease, Lease Receivable, to be Received, after Year Four		446,500			446,500
FPSO
Property Subject to or Available for Operating Lease [Line Items]
Proceeds from Lease Payments	$ 67,000
Sales-type Lease, Net Investment in Lease								$ 81,900
Sales-Type Lease, Net Investment in Lease, after Allowance for Credit Loss		$ 14,600			$ 14,600
Asset Retirement Obligation								$ 6,100
Gain on commencement of sales-type lease (note 3)			$ 44,900
LNG Carriers [Member] | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Accounted for as Direct Financing Lease | vessel		3			3
WilPride And WilForce LNG Carriers [Member] | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Accounted for as Sales-type Lease | vessel							2
Purchase Obligation And Deferred Hire Amounts									$ 260,400